Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($) item installment payment	Mar. 31, 2016 CNY (¥) item installment payment	Mar. 31, 2015 CNY (¥) installment payment	Mar. 31, 2014 CNY (¥) installment payment
Estimated useful life of the operating rights	30 years	30 years
Impairment of long-lived assets		¥ 0	¥ 0	¥ 0
Agreement with customers, blood storage period	18 years	18 years
Agreement with customers, blood storage renewal period	1 year	1 year	1 year	1 year
Penalty charged to customers for early termination of the storage service		¥ 0
Number of customer payment options | payment	3	3	3	3
Number of installments for upfront payment of storage fees for a period of eighteen years, blood storage | installment	4	4	4	4
Customer delinquent period before ceasing of recognizing storage revenue	24 months	24 months	24 months	24 months
Value-added tax rate (as a percent)	6.00%	6.00%
Advertising and promotion costs	$ 5,502	¥ 35,477	¥ 30,899	¥ 30,785
Number of operating segments | item	1	1
Convertible notes
Debt issuance costs, amortization period	5 years	5 years